Shareholder Report, Line Graph (Details) 192305_FMI International Fund II - Currency Unhedged_Institutional Class_TSR SemiAnnual {Institutional Class} - USD ($)								6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Mar. 31, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name								Institutional Class
Accumulated Value	$ 131,727	$ 126,260	$ 104,380	$ 78,022	$ 109,435	$ 86,200	$ 100,000	$ 125,537
MSCI EAFE (USD) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EAFE® (USD) Index
Accumulated Value	157,651	137,102	109,887	87,457	116,814	92,908	100,000	$ 163,259
MSCI EAFE® (USD) Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EAFE® (USD) Value Index
Accumulated Value	$ 169,074	$ 137,987	$ 112,060	$ 85,211	$ 106,730	$ 81,685	$ 100,000	$ 185,949